Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, by Maturity [Abstract]
2017	$ 16,935
Total principal payments	16,935	$ 218,185
Less: Financing fees	(124)	(636)
Total debt	$ 16,811	$ 217,549